John Hancock Financial Services

U.S. Wealth Management

601 Congress Street

Boston, MA 02210-2805

December 29, 2006

EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	John Hancock Capital Series– (the “Trust”) on behalf of

John Hancock International Classic Value Fund Class NAV Prospectus and

Statement of Additional Information:
File Nos. 811-1677 and 2-29502 (0000045291)

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of the Class NAV shares Prospectus and the form of the Statement of Additional Information both dated December 22, 2006 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) do not differ from those contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette

Alfred P. Ouellette

AVP, Senior Counsel and

Assistant Secretary